UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07102

The Advisors’ Inner Circle Fund II

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: July 31, 2019

Date of reporting period: April 30, 2019

Item 1. Schedule	of Investments

The registrant’s schedules as of the close of the reporting period, as set forth in §§ 210.12-12 through 210.12-14 of Regulation S-X [17 CFR §§ 210-12.12-12.14], are attached hereto.

THE ADVISORS’ INNER CIRCLE FUND II	REAVES UTILITIES AND ENERGY
INFRASTRUCTURE FUND
APRIL 30, 2019 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 100.3%
	Shares	Value

COMMUNICATION SERVICES — 15.8%
Alphabet, Cl A *	1,200	$1,438,752
Altice USA, Cl A *	68,900	1,623,284
Charter Communications, Cl A *	4,400	1,633,236
T-Mobile US *	21,700	1,583,883

		6,279,155

ELECTRIC UTILITIES — 12.2%
Eversource Energy	22,640	1,622,382
NextEra Energy	10,400	2,022,176
NextEra Energy LP	26,100	1,201,383

		4,845,941

ENERGY — 19.9%
Chevron	9,100	1,092,546
EOG Resources	12,100	1,162,205
Marathon Petroleum	21,200	1,290,444
ONEOK	21,600	1,467,288
Pioneer Natural Resources	7,200	1,198,512
TransCanada	35,400	1,690,704

		7,901,699

GAS — 7.3%
Atmos Energy	15,900	1,627,206
South Jersey Industries	39,000	1,252,680

		2,879,886

INDUSTRIALS — 13.9%
Atlantia	45,300	1,235,667
Canadian National Railway	17,350	1,609,733
Delta Air Lines	27,700	1,614,633
Kansas City Southern	8,700	1,071,318

		5,531,351

MULTI-UTILITIES — 11.3%
DTE Energy	12,950	1,627,945
NiSource	57,700	1,602,906
Sempra Energy	9,900	1,266,705

		4,497,556

REAL ESTATE — 15.7%
CoreSite Realty REIT	12,200	1,334,802
Crown Castle International REIT	11,900	1,496,782
Equinix REIT	3,800	1,727,860
SBA Communications, Cl A REIT *	8,200	1,670,586

		6,230,030

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THE ADVISORS’ INNER CIRCLE FUND II	REAVES UTILITIES AND ENERGY
INFRASTRUCTURE FUND
APRIL 30, 2019 (Unaudited)

COMMON STOCK — continued

	Shares	Value

WATER UTILITIES — 4.2%
American Water Works	15,300	$1,655,307

TOTAL COMMON STOCK
(Cost $31,246,572)		39,820,925

SHORT-TERM INVESTMENT (A) — 0.2%

SEI Daily Income Trust Treasury II Fund, Cl F, 2.250%
(Cost $74,943)	74,943	74,943

TOTAL INVESTMENTS — 100.5%
(Cost $31,321,515)		$39,895,868

Percentages are based on Net Assets of $39,695,823.
*	Non-income producing security.
(A)	The rate reported is the 7-day effective yield as of April 30, 2019.

Cl — Class

LP — Limited Partnership

REIT — Real Estate Investment Trust

As of April 30, 2019, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended April 30, 2019, there have been no transfers between Level 1 and Level 2, or Level 2 and Level 3 securities.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent financial statements.

WHR-QH-001-3000

2

Item 2.	Controls and Procedures

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) Separate certifications for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR § 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund II

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: June 27, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: June 27, 2019

By (Signature and Title)	/s/ Stephen Connors
Stephen Connors
Treasurer, Controller & CFO

Date: June 27, 2019